Revenue (Details) - Schedule of material revenue - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Type of goods
Type of goods	£ 667,814	£ 162,208	£ 1,176
Geographical markets
Geographical markets	667,814	162,208	1,176
Recognition of revenue
Recognition of revenue	667,814	162,208	1,176
UK [Member]
Geographical markets
Geographical markets	655,423	162,208	1,176
Europe [Member]
Geographical markets
Geographical markets	12,391
Retail [Member]
Type of goods
Type of goods	500,607	150,420	1,078
Wholesale [Member]
Type of goods
Type of goods	104,150	8,667	90
Other Sales [Member]
Type of goods
Type of goods	63,057	3,121	8
Revenue from contracts with customers [Member]
Recognition of revenue
Recognition of revenue	647,043	162,208	1,176
Other revenue [Member]
Recognition of revenue
Recognition of revenue	£ 20,771